FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Foreign currency exchange contracts | Not Designated as Hedging Instrument
Liabilities:
Derivative liabilities	$ 1	$ 8
Net Investment Hedging | Cross-currency swaps | Designated as Hedging Instrument
Liabilities:
Derivative liabilities	0	70
Recurring basis
Assets:
Cash equivalents	76	41
Restricted cash and other settlement deposits	1,537	1,211
Liabilities:
Acquisition-related contingent consideration	241	328
Recurring basis | Foreign currency exchange contracts | Not Designated as Hedging Instrument
Assets:
Foreign currency exchange contracts	1	3
Liabilities:
Derivative liabilities	0	11
Recurring basis | Net Investment Hedging | Cross-currency swaps | Designated as Hedging Instrument
Liabilities:
Derivative liabilities	0	70
Recurring basis | Level 1
Assets:
Cash equivalents	58	8
Restricted cash and other settlement deposits	1,537	1,211
Liabilities:
Acquisition-related contingent consideration	0	0
Recurring basis | Level 1 | Foreign currency exchange contracts | Not Designated as Hedging Instrument
Assets:
Foreign currency exchange contracts	0	0
Liabilities:
Derivative liabilities	0	0
Recurring basis | Level 1 | Net Investment Hedging | Cross-currency swaps | Designated as Hedging Instrument
Liabilities:
Derivative liabilities	0	0
Recurring basis | Level 2
Assets:
Cash equivalents	18	33
Restricted cash and other settlement deposits	0	0
Liabilities:
Acquisition-related contingent consideration	0	0
Recurring basis | Level 2 | Foreign currency exchange contracts | Not Designated as Hedging Instrument
Assets:
Foreign currency exchange contracts	1	3
Liabilities:
Derivative liabilities	0	11
Recurring basis | Level 2 | Net Investment Hedging | Cross-currency swaps | Designated as Hedging Instrument
Liabilities:
Derivative liabilities	0	70
Recurring basis | Level 3
Assets:
Cash equivalents	0	0
Restricted cash and other settlement deposits	0	0
Liabilities:
Acquisition-related contingent consideration	241	328
Recurring basis | Level 3 | Foreign currency exchange contracts | Not Designated as Hedging Instrument
Assets:
Foreign currency exchange contracts	0	0
Liabilities:
Derivative liabilities	0	0
Recurring basis | Level 3 | Net Investment Hedging | Cross-currency swaps | Designated as Hedging Instrument
Liabilities:
Derivative liabilities	$ 0	$ 0